UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5850

OneAmerica Funds, Inc.
(Exact name of registrant as specified in charter)

One American Square, Indianapolis, IN,		46282
(Address of principal executive offices)		(Zip code)

Andrew J. Michie One American Square, Indianapolis, IN, 46282
(Name and address of agent for service)

Registrant’s telephone number, including area code:		317-285-1877

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

VALUE PORTFOLIO

March 31, 2015 (unaudited)

Description	Shares	Value
Common Stocks (90.0%)
Aerospace & Defense (1.0%)
General Dynamics Corp.	11,100	$1,506,603
Precision Castparts Corp.	4,700	987,000
		2,493,603
Agriculture (2.2%)
Archer-Daniels-Midland Co.	114,100	5,408,340

Apparel (1.5%)
Wolverine World Wide, Inc.	105,100	3,515,595

Auto Parts and Equipment (1.4%)
Magna International, Inc.	64,800	3,477,168

Banks (13.3%)
Bank of Hawaii Corp.	88,900	5,441,569
Bank of New York Mellon Corp. (The)	169,700	6,828,728
Citigroup, Inc.	41,289	2,127,209
JPMorgan Chase & Co.	90,207	5,464,740
Northern Trust Corp.	79,300	5,523,245
U.S. Bancorp	157,900	6,895,493
		32,280,984
Beverages (0.6%)
Coca-Cola Co. (The)	32,700	1,325,985

Biotechnology (1.7%)
Amgen, Inc.	26,200	4,188,070

Chemicals (1.1%)
Agrium, Inc.	24,800	2,585,896

Commercial Services (0.5%)
Robert Half International, Inc.	21,800	1,319,336

Computers & Peripherals (2.6%)
Apple, Inc.	49,700	6,184,171

Diversified Financial Services (3.1%)
Franklin Resources, Inc.	66,600	3,417,912
Janus Capital Group, Inc.	158,200	2,719,458
T Rowe Price Group, Inc.	18,500	1,498,130
		7,635,500
Electronics (1.8%)
Daktronics, Inc.	900	9,729
FLIR Systems, Inc.	100,500	3,143,640
Garmin Ltd.	23,800	1,130,976
		4,284,345
Food (2.2%)
Fresh Del Monte Produce, Inc.	33,900	1,319,049
Sysco Corp.	108,400	4,089,932
		5,408,981
Healthcare Products (7.5%)
Baxter International, Inc.	54,400	3,726,400
Medtronic PLC	94,900	7,401,251
Thoratec Corp.(1)	33,400	1,399,126
Zimmer Holdings, Inc.	47,900	5,629,208
		18,155,985
Home Builders (0.5%)
Thor Industries, Inc.	20,900	1,321,089

Iron/Steel (1.8%)
Nucor Corp.	91,500	4,348,995

Description	Shares	Value
Common Stocks (90.0%) (continued)
Machinery-Diversified (1.1%)
Cummins, Inc.	18,300	$2,537,112

Metal Fabricate/Hardware (0.6%)
Valmont Industries, Inc.	12,700	1,560,576

Metals & Mining (1.3%)
Southern Copper Corp.	110,100	3,212,718

Miscellaneous Manufacturing (6.7%)
Carlisle Cos., Inc.	68,800	6,372,944
Crane Co.	42,600	2,658,666
General Electric Co.	125,400	3,111,174
Illinois Tool Works, Inc.	43,600	4,235,304
		16,378,088
Oil & Gas (7.7%)
California Resources Corp.	15,000	114,150
ConocoPhillips	47,300	2,944,898
Ensco PLC, Class A	37,800	796,446
Exxon Mobil Corp.	61,000	5,185,000
Marathon Petroleum Corp.	14,600	1,494,894
Occidental Petroleum Corp.	37,500	2,737,500
Phillips 66	14,900	1,171,140
Tidewater, Inc.	91,250	1,746,525
Valero Energy Corp.	38,600	2,455,732
		18,646,285
Pharmaceuticals (6.1%)
Johnson & Johnson	31,000	3,118,600
McKesson Corp.	20,450	4,625,790
Merck & Co., Inc.	67,700	3,891,396
Pfizer, Inc.	94,050	3,272,000
		14,907,786
Retail (1.4%)
Home Depot, Inc. (The)	13,800	1,567,818
Kohl’s Corp.	21,800	1,705,850
		3,273,668
Semiconductors (12.4%)
Applied Materials, Inc.	105,700	2,384,592
Intel Corp.	164,800	5,153,296
KLA-Tencor Corp.	23,300	1,358,157
Maxim Integrated Products, Inc.	123,000	4,281,630
Microchip Technology, Inc.	81,500	3,985,350
QUALCOMM, Inc.	58,300	4,042,522
Skyworks Solutions, Inc.	54,500	5,356,805
Texas Instruments, Inc.	62,000	3,545,470
		30,107,822
Software (3.5%)
Autodesk, Inc.(1)	15,000	879,600
Microsoft Corp.	58,100	2,362,055
Oracle Corp.	122,200	5,272,930
		8,514,585
Speciality Retail (0.2%)
CST Brands, Inc.	11,355	497,690

Telecommunications (2.5%)
Cisco Systems, Inc.	145,500	4,004,887
Corning, Inc.	93,500	2,120,580
		6,125,467

Description	Shares	Value
Common Stocks (90.0%) (continued)
Transportation (3.7%)
Norfolk Southern Corp.	25,200	$2,593,584
Werner Enterprises, Inc.	205,900	6,467,319
		9,060,903

Total common stocks (cost: $151,954,823)		218,756,743

Exchange-Traded Funds (6.3%)
iShares Russell 1000 Value ETF	68,900	7,102,212
iShares Russell 2000 Value ETF	51,900	5,356,599
iShares S&P Small-Cap 600 Value ETF	24,600	2,925,186

Total exchange-traded funds (cost: $10,653,729)		15,383,997

	Interest Rate	Maturity Date	Principal Amount
Short-Term Notes and Bonds(2) (1.7%)
Commercial Paper (1.7%)
Computers (0.8%)
Hewlett-Packard Co.	0.559%	04/14/2015	$2,000,000	1,999,840

Transportation (0.9%)
United Parcel Service, Inc.	0.010	04/06/2015	2,000,000	1,999,980

Total commercial paper (amortized cost: $3,999,600)				3,999,820

Total short-term notes (amortized cost: $3,999,600)				3,999,820

	Shares
Money Market Mutual Funds (1.9%)
BlackRock Liquidity TempFund Portfolio, 0.07%(3)	4,500,000	4,500,000

Total money market mutual funds (cost: $4,500,000)		4,500,000

Total investments(4) (99.9%) (cost: $171,108,152)		242,640,560
Other assets in excess of liabilities (0.1%)		305,189
Net assets (100.0%)		$242,945,749

The following abbreviations are used in the portfolio descriptions:

ETF - Exchange Traded Fund

PLC - Public Limited Company

(1)	Non-Income producing securities.

(2)	The interest rate for short-term notes reflects the yields for those securities as of March 31, 2015.

(3)	The rate shown reflects the seven day yield as of March 31, 2015.

(4)	The United States federal income tax basis of the Value Portfolio’s investments and the unrealized appreciation (depreciation) as of March 31, 2015. See table below.

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$171,114,582	$79,018,572	$(7,492,594)	$71,525,978

Various inputs are used in determining the fair value of the Value Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Value Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2015, in valuing the Value Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities(1)
Common Stocks	$218,756,743	$—	$—	$218,756,743
Exchange-Traded Funds	15,383,997	—	—	15,383,997
Commercial Paper	—	3,999,820	—	3,999,820
Money Market Mutual Funds	4,500,000	—	—	4,500,000
Total	$238,640,740	$3,999,820	$—	$242,640,560

It is the Value Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Value Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending March 31, 2015, there have been no changes in the valuation methodologies and the Value Portfolio did not use any significant unobservable inputs (Level 3) in determining the fair value of investments.

(1) Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

March 31, 2015 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes and Bonds(1) (92.6%)
U.S. Government and Agency Obligations (14.3%)
U.S. Treasury Bill Discount Note	0.037%	04/02/2015	$2,000,000	$1,999,998
U.S. Treasury Bill Discount Note	0.113	07/23/2015	5,000,000	4,998,258
U.S. Treasury Bill Discount Note	0.229	12/10/2015	5,000,000	4,992,094
U.S. Treasury Bill Discount Note	0.198	02/04/2016	5,000,000	4,991,630

Total U.S. government and agency obligations (amortized cost: $16,981,980)				16,981,980

Commercial Paper (78.3%)
Aerospace & Defense (4.6%)
United Technologies Corp.	0.122	05/13/2015	5,500,000	5,499,230

Communications Equipment (4.2%)
Apple, Inc.	0.071	04/23/2015	5,000,000	4,999,786

Consumer Products (4.2%)
Unilever Capital Corp.	0.071	04/16/2015	5,000,000	4,999,854

Diversified Financial Services (12.2%)
Caterpillar Financial Services Corp.	0.101	04/02/2015	5,000,000	4,999,986
John Deere Credit, Inc.	0.114	04/20/2015	4,500,000	4,499,739
Toyota Motor Credit Corp.	0.091	04/23/2015	5,000,000	4,999,725
				14,499,450
Electric Products (4.2%)
Emerson Electric Co.	0.091	04/24/2015	5,000,000	4,999,712

Electrical Utilities (4.7%)
American Transmission Co.	0.142	04/08/2015	5,500,000	5,499,850

Exploration & Production (4.2%)
ConocoPhillips Qatar	0.101	04/06/2015	5,000,000	4,999,931

Food, Beverages (8.4%)
Cargill Global Fund PLC	0.071	04/14/2015	5,000,000	4,999,874
PepsiCo, Inc.	0.091	05/11/2015	5,000,000	4,999,500
				9,999,374
Health Care (8.9%)
Abbott Laboratories	0.091	04/28/2015	5,500,000	5,499,629
Johnson & Johnson	0.051	04/07/2015	5,000,000	4,999,958
				10,499,587
Insurance (4.2%)
Travelers Cos., Inc.	0.061	04/01/2015	5,000,000	5,000,000

Internet (4.2%)
Google, Inc.	0.071	04/09/2015	1,500,000	1,499,977
Google, Inc.	0.061	04/14/2015	3,500,000	3,499,924
				4,999,901
Machinery (1.7%)
Siemens Capital Co. LLC	0.083	04/24/2015	2,000,000	1,999,898

Miscellaneous Manufacturing (4.7%)
Illinois Tool Works, Inc.	0.091	04/09/2015	5,500,000	5,499,890

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes and Bonds(1) (92.6%) (continued)
Commercial Paper (78.3%) (continued)
Retail (4.2%)
Wal-Mart Stores, Inc.	0.051%	04/27/2015	$5,000,000	$4,999,819

Transportation (3.7%)
United Parcel Service, Inc.	0.010	04/10/2015	4,400,000	4,399,989

Total commercial paper (amortized cost: $92,896,271)				92,896,271

Total short-term notes and bonds (amortized cost: $109,878,251)				109,878,251

	Shares
Money Market Mutual Funds(2) (7.6%)
BlackRock Liquidity TempFund Portfolio, 0.07%	5,900,000	5,900,000
Federated Prime Obligation Fund, 0.05%	1,600,000	1,600,000
Goldman Sachs Financial Square Prime Obligations Fund, 0.05%	1,575,000	1,575,000

Total money market mutual funds (cost: $9,075,000)		9,075,000

Total investments(3) (100.2%) (cost: $118,953,251)		118,953,251
Liabilities in excess of other assets (0.2%)		(230,890)
Net assets (100.0%)		$118,722,361

The following abbreviations are used in the portfolio descriptions:

LLC - Limited Liability Corporation

PLC - Public Limited Company

(1)	The interest rate for short-term notes reflects the yields for those securities as of March 31, 2015.

(2)	The rate shown reflects the seven day yield as of March 31, 2015.

(3)	The United States federal income tax basis of the Money Market Portfolio’s investments and the cost are the same as of March 31, 2015.

Various inputs are used in determining the fair value of the Money Market Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Money Market Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2015, in valuing the Money Market Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities(1)
U.S. Government and Agency Obligations	$—	$16,981,980	$—	$16,981,980
Commercial Paper	—	92,896,271	—	92,896,271
Money Market Mutual Funds	9,075,000	—	—	9,075,000
Total	$9,075,000	$109,878,251	$—	$118,953,251

The Money Market Portfolio securities, excluding money market mutual funds, are valued at amortized cost. The Money Market Portfolio’s use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the 1940 Act. OneAmerica Asset Management, LLC is responsible for reviewing this method of valuation to ensure the Money Market Portfolio’s securities are reflected at their fair value.

It is the Money Market Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Money Market Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending March 31, 2015, there have been no changes in the valuation methodologies and the Money Market Portfolio did not use any significant unobservable inputs (Level 3) in determining the fair value of investments.

(1)        Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

INVESTMENT GRADE BOND PORTFOLIO

March 31, 2015 (unaudited)

Description	Shares	Value
Preferred Stock (0.6%)
Banks (0.6%)
State Street Corp., Ser. D, 5.900%(1)	20,000	$545,800
Total preferred stock (cost: $500,000)		545,800

	Interest Rate	Maturity Date	Principal Amount
Long-Term Notes and Bonds (94.8%)
U.S. Government and Agency Obligations (36.2%)
Federal Farm Credit Banks	1.850%	04/20/2020	$1,000,000	1,008,573
Federal Home Loan Banks	4.875	09/08/2017	1,000,000	1,096,346
Federal Home Loan Banks	2.375	12/13/2019	500,000	520,324
U.S. Treasury Bonds	6.000	02/15/2026	500,000	696,523
U.S. Treasury Bonds	5.375	02/15/2031	300,000	426,281
U.S. Treasury Bonds	4.500	08/15/2039	300,000	410,648
U.S. Treasury Bonds	4.250	11/15/2040	100,000	133,094
U.S. Treasury Bonds	4.750	02/15/2041	100,000	143,367
U.S. Treasury Bonds	3.750	08/15/2041	550,000	683,547
U.S. Treasury Bonds	3.125	02/15/2042	400,000	447,125
U.S. Treasury Bonds	3.000	05/15/2042	600,000	654,563
U.S. Treasury Bonds	2.875	05/15/2043	250,000	266,367
U.S. Treasury Bonds	3.625	08/15/2043	250,000	305,508
U.S. Treasury Bonds	3.750	11/15/2043	150,000	187,383
U.S. Treasury Bonds	3.625	02/15/2044	200,000	244,547
U.S. Treasury Bonds	3.375	05/15/2044	500,000	585,742
U.S. Treasury Bonds	3.000	11/15/2044	150,000	164,355
U.S. Treasury Notes	1.750	05/31/2016	300,000	304,875
U.S. Treasury Notes	0.500	06/15/2016	750,000	751,231
U.S. Treasury Notes	1.000	08/31/2016	900,000	907,453
U.S. Treasury Notes	1.000	09/30/2016	1,100,000	1,109,453
U.S. Treasury Notes	3.125	10/31/2016	1,000,000	1,042,344
U.S. Treasury Notes	0.625	12/15/2016	300,000	300,703
U.S. Treasury Notes	0.875	02/28/2017	1,250,000	1,257,910
U.S. Treasury Notes	3.125	04/30/2017	1,000,000	1,052,266
U.S. Treasury Notes	0.750	06/30/2017	1,700,000	1,703,453
U.S. Treasury Notes	0.625	09/30/2017	2,000,000	1,994,844
U.S. Treasury Notes	0.750	02/28/2018	500,000	498,360
U.S. Treasury Notes	2.875	03/31/2018	500,000	529,179
U.S. Treasury Notes	1.500	08/31/2018	250,000	253,848
U.S. Treasury Notes	1.375	09/30/2018	1,000,000	1,010,625
U.S. Treasury Notes	2.750	02/15/2019	3,500,000	3,708,631
U.S. Treasury Notes	1.500	02/28/2019	500,000	506,172
U.S. Treasury Notes	1.500	10/31/2019	2,250,000	2,267,755
U.S. Treasury Notes	1.625	12/31/2019	500,000	506,367
U.S. Treasury Notes	3.500	05/15/2020	750,000	827,519
U.S. Treasury Notes	2.625	11/15/2020	1,000,000	1,059,453
U.S. Treasury Notes	3.125	05/15/2021	600,000	653,203
U.S. Treasury Notes	2.125	08/15/2021	1,600,000	1,646,875
U.S. Treasury Notes	2.000	10/31/2021	400,000	408,250
U.S. Treasury Notes	2.000	02/15/2022	700,000	714,438
U.S. Treasury Notes	2.000	02/15/2023	600,000	609,750
U.S. Treasury Notes	1.750	05/15/2023	500,000	497,305
U.S. Treasury Notes	2.500	08/15/2023	300,000	315,727
U.S. Treasury Notes	2.750	11/15/2023	200,000	214,469
U.S. Treasury Notes	2.750	02/15/2024	300,000	321,516
U.S. Treasury Notes	2.375	08/15/2024	550,000	571,742
U.S. Treasury Notes	2.250	11/15/2024	500,000	514,024

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (94.8%) (continued)
U.S. Government and Agency Obligations (36.2%) (continued)
U.S. Treasury Notes	2.000%	02/15/2025	$250,000	$251,582

Total U.S. government and agency obligations (cost: $34,536,965)				36,285,615

Mortgage-Backed and Asset-Backed Securities (30.1%)
Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Cl. AAB	5.379	09/10/2047	3,705	3,700
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW14, Cl. A3	5.209	12/11/2038	124,560	124,644
Farmer Mac Guaranteed Notes Trust 2007-1, 144A(2)	5.125	04/19/2017	500,000	542,365
FHLMC CMO, Ser. 2009-3589, Cl. PA	4.500	09/15/2039	141,317	150,662
FHLMC Gold Pool #A11823	5.000	08/01/2033	19,440	21,632
FHLMC Gold Pool #A16641	5.500	12/01/2033	14,405	16,185
FHLMC Gold Pool #A27124	6.000	10/01/2034	3,405	3,867
FHLMC Gold Pool #A40159	5.500	11/01/2035	5,166	5,810
FHLMC Gold Pool #A40754	6.500	12/01/2035	122,153	139,937
FHLMC Gold Pool #A41968	5.500	01/01/2036	27,033	30,346
FHLMC Gold Pool #A44969	6.500	04/01/2036	347,650	398,262
FHLMC Gold Pool #A45624	5.500	06/01/2035	3,023	3,402
FHLMC Gold Pool #A51101	6.000	07/01/2036	7,532	8,592
FHLMC Gold Pool #A56247	6.000	01/01/2037	154,925	176,178
FHLMC Gold Pool #A56634	5.000	01/01/2037	46,652	51,687
FHLMC Gold Pool #A56829	5.000	01/01/2037	16,110	17,843
FHLMC Gold Pool #A57135	5.500	02/01/2037	78,292	87,707
FHLMC Gold Pool #A58278	5.000	03/01/2037	100,512	111,324
FHLMC Gold Pool #A58965	5.500	04/01/2037	69,943	78,555
FHLMC Gold Pool #A71576	6.500	01/01/2038	120,838	138,430
FHLMC Gold Pool #A91064	4.500	02/01/2040	261,032	284,758
FHLMC Gold Pool #A93990	4.000	09/01/2040	297,777	319,049
FHLMC Gold Pool #B12969	4.500	03/01/2019	13,006	13,642
FHLMC Gold Pool #B19462	5.000	07/01/2020	43,020	45,230
FHLMC Gold Pool #C01086	7.500	11/01/2030	13,755	17,149
FHLMC Gold Pool #C01271	6.500	12/01/2031	18,381	21,865
FHLMC Gold Pool #C01302	6.500	11/01/2031	7,491	8,582
FHLMC Gold Pool #C01676	6.000	11/01/2033	298,820	343,719
FHLMC Gold Pool #C03478	4.500	06/01/2040	234,702	256,096
FHLMC Gold Pool #C03520	4.000	09/01/2040	378,140	405,172
FHLMC Gold Pool #C09013	3.000	09/01/2042	443,172	453,274
FHLMC Gold Pool #C14872	6.500	09/01/2028	1,132	1,297
FHLMC Gold Pool #C20300	6.500	01/01/2029	9,517	10,902
FHLMC Gold Pool #C28221	6.500	06/01/2029	3,919	4,496
FHLMC Gold Pool #C35377	7.000	01/01/2030	1,445	1,646
FHLMC Gold Pool #C41636	8.000	08/01/2030	773	806
FHLMC Gold Pool #C56017	6.500	03/01/2031	97,112	111,250
FHLMC Gold Pool #C61802	5.500	12/01/2031	33,077	37,073
FHLMC Gold Pool #C64936	6.500	03/01/2032	10,968	12,565
FHLMC Gold Pool #C68790	6.500	07/01/2032	43,016	49,279
FHLMC Gold Pool #C74741	6.000	12/01/2032	42,050	48,380
FHLMC Gold Pool #C79460	5.500	05/01/2033	10,207	11,513
FHLMC Gold Pool #C79886	6.000	05/01/2033	229,440	261,396
FHLMC Gold Pool #E01007	6.000	08/01/2016	1,566	1,605
FHLMC Gold Pool #E01085	5.500	12/01/2016	3,150	3,302
FHLMC Gold Pool #E01136	5.500	03/01/2017	9,684	10,154
FHLMC Gold Pool #E01216	5.500	10/01/2017	11,911	12,489
FHLMC Gold Pool #E01378	5.000	05/01/2018	30,508	32,053

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (94.8%) (continued)
Mortgage-Backed and Asset-Backed Securities (30.1%) (continued)
FHLMC Gold Pool #E02735	3.500%	10/01/2025	$215,571	$229,181
FHLMC Gold Pool #E85353	6.000	09/01/2016	6,620	6,768
FHLMC Gold Pool #E89823	5.500	05/01/2017	13,042	13,674
FHLMC Gold Pool #E91139	5.500	09/01/2017	74,690	78,311
FHLMC Gold Pool #E91646	5.500	10/01/2017	35,429	37,147
FHLMC Gold Pool #E92047	5.500	10/01/2017	15,558	16,312
FHLMC Gold Pool #E92196	5.500	11/01/2017	5,194	5,445
FHLMC Gold Pool #E95159	5.500	03/01/2018	22,647	23,745
FHLMC Gold Pool #E95734	5.000	03/01/2018	87,510	91,934
FHLMC Gold Pool #G01091	7.000	12/01/2029	8,984	10,468
FHLMC Gold Pool #G02060	6.500	01/01/2036	193,298	221,439
FHLMC Gold Pool #G11753	5.000	08/01/2020	47,910	51,037
FHLMC Gold Pool #J01382	5.500	03/01/2021	56,109	59,162
FHLMC Gold Pool #J05930	5.500	03/01/2021	44,547	47,325
FHLMC Gold Pool #J25553	3.500	09/01/2028	211,370	225,594
FHLMC Gold Pool #Q14998	3.500	01/01/2043	387,482	406,951
FHLMC Gold Pool #Q17913	3.000	04/01/2043	450,514	460,519
FHLMC Gold Pool #Q23658	4.000	12/01/2043	222,118	238,355
FNMA Pool #253798	6.000	05/01/2016	86	88
FNMA Pool #256883	6.000	09/01/2037	119,688	136,542
FNMA Pool #357269	5.500	09/01/2017	81,354	85,517
FNMA Pool #357637	6.000	11/01/2034	123,423	141,200
FNMA Pool #545929	6.500	08/01/2032	25,051	30,117
FNMA Pool #555591	5.500	07/01/2033	76,158	86,276
FNMA Pool #572020	6.000	04/01/2016	1,661	1,671
FNMA Pool #578974	6.000	05/01/2016	787	791
FNMA Pool #579170	6.000	04/01/2016	279	280
FNMA Pool #584953	7.500	06/01/2031	10,849	10,985
FNMA Pool #585097	6.000	05/01/2016	5,728	5,813
FNMA Pool #651220	6.500	07/01/2032	22,575	25,919
FNMA Pool #781776	6.000	10/01/2034	28,233	32,414
FNMA Pool #797509	4.500	03/01/2035	113,218	124,104
FNMA Pool #797536	4.500	04/01/2035	133,540	145,573
FNMA Pool #888120	5.000	10/01/2035	177,525	197,574
FNMA Pool #922224	5.500	12/01/2036	164,764	187,725
FNMA Pool #936760	5.500	06/01/2037	76,304	85,863
FNMA Pool #942956	6.000	09/01/2037	95,977	109,488
FNMA Pool #966587	5.500	01/01/2038	132,192	148,751
FNMA Pool #AA3263	5.000	02/01/2039	205,578	229,431
FNMA Pool #AB2155	4.000	01/01/2041	150,751	161,537
FNMA Pool #AB4295	3.500	01/01/2042	340,375	358,016
FNMA Pool #AB4490	3.000	02/01/2027	351,573	369,112
FNMA Pool #AB8896	3.000	04/01/2043	458,797	469,982
FNMA Pool #AC1607	4.500	08/01/2039	320,436	350,154
FNMA Pool #AD1662	5.000	03/01/2040	426,028	478,245
FNMA Pool #AD7078	4.500	06/01/2025	115,802	124,786
FNMA Pool #AE0216	4.000	08/01/2040	95,755	102,588
FNMA Pool #AE0949	4.000	02/01/2041	457,200	490,188
FNMA Pool #AE8406	3.500	11/01/2040	92,439	97,271
FNMA Pool #AH6920	4.500	04/01/2041	194,783	212,313
FNMA Pool #AI2408	4.000	05/01/2026	493,985	526,590
FNMA Pool #AI3402	5.000	05/01/2041	559,159	623,427
FNMA Pool #AI5868	4.500	07/01/2041	125,270	137,307
FNMA Pool #AJ6927	3.500	11/01/2041	143,005	150,394

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (94.8%) (continued)
Mortgage-Backed and Asset-Backed Securities (30.1%) (continued)
FNMA Pool #AJ7524	3.000%	01/01/2027	$189,323	$198,842
FNMA Pool #AJ9199	4.000	01/01/2042	526,592	564,400
FNMA Pool #AK3929	3.500	04/01/2042	206,268	217,020
FNMA Pool #AK6980	2.500	03/01/2027	269,545	277,511
FNMA Pool #AO0937	3.000	04/01/2027	189,046	198,538
FNMA Pool #AO7151	3.000	08/01/2042	354,854	363,708
FNMA Pool #AP2658	3.500	08/01/2042	373,377	392,637
FNMA Pool #AP6380	3.500	09/01/2042	386,693	406,709
FNMA Pool #AQ1185	3.000	10/01/2042	843,138	864,150
FNMA Pool #AQ7447	2.500	01/01/2028	396,575	408,114
FNMA Pool #AR9391	3.500	05/01/2043	223,315	234,844
FNMA Pool #AS1355	2.500	12/01/2028	225,836	232,303
FNMA Pool #AT2723	3.000	05/01/2043	449,775	460,715
FNMA Pool #AU1912	3.000	08/01/2043	234,785	240,353
FNMA Pool #AU8391	2.500	09/01/2028	455,690	468,754
FNMA Pool #AV0699	3.500	12/01/2043	221,809	233,201
FNMA Pool #MA0533	4.000	10/01/2040	342,957	367,628
FNMA Pool #MA0967	4.500	12/01/2041	544,276	596,820
FNMA Pool #MA1027	3.500	04/01/2042	160,973	169,314
FNMA Pool #MA1103	3.500	07/01/2042	346,958	364,867
FNMA Pool #MA1396	3.500	03/01/2043	217,765	229,024
FNMA Pool #MA2127	4.000	12/01/2044	495,473	530,396
GNMA Pool #443216	8.000	07/15/2027	6,722	7,031
GNMA Pool #457453	7.500	10/15/2027	3,515	3,567
GNMA Pool #479743	7.500	11/15/2030	8,340	8,751
GNMA Pool #511723	7.500	10/15/2030	9,904	10,157
GNMA Pool #511778	7.500	11/15/2030	26,276	29,536
GNMA Pool #540356	7.000	05/15/2031	28,007	31,733
GNMA Pool #552466	6.500	03/15/2032	31,136	35,812
GNMA Pool #574395	6.000	01/15/2032	134,464	154,844
GNMA Pool #577653	6.000	08/15/2032	17,109	19,474
GNMA Pool #585467	6.000	08/15/2032	72,019	82,458
GNMA Pool #591025	6.500	10/15/2032	32,015	36,890
GNMA Pool #717081	4.500	05/15/2039	379,102	418,852
GNMA Pool #718832	5.500	09/15/2039	284,415	322,924
GNMA Pool #719238	4.000	07/15/2040	806,574	867,866
GNMA Pool #721035	4.000	12/15/2039	22,545	24,207
GNMA Pool #723622	4.500	01/15/2040	109,809	121,533
GNMA Pool #728451	5.000	12/15/2039	200,313	227,072
GNMA Pool #729037	5.000	02/15/2040	299,700	335,030
GNMA Pool #737644	4.500	11/15/2040	288,905	324,927
GNMA Pool #738425	4.500	06/15/2041	122,462	135,572
GNMA Pool #738519	4.500	07/15/2041	95,452	105,645
GNMA Pool #760376	5.000	09/15/2041	15,006	16,736
GNMA Pool #762133	4.500	04/15/2041	212,965	235,659
GNMA Pool #773114	4.000	09/15/2041	126,023	135,579
GNMA Pool #778792	3.500	01/15/2042	187,164	197,515
GNMA Pool #779240	3.500	05/15/2042	166,013	175,095
GNMA Pool #782563	5.000	02/15/2039	103,660	115,947
GNMA Pool #796303	3.500	09/15/2042	358,316	377,746
GNMA Pool #AA2972	3.000	08/15/2042	370,484	382,132
GNMA Pool #AA6098	3.500	02/15/2043	333,351	353,682
GNMA Pool #AA6408	3.000	05/15/2043	443,067	456,996
GNMA Pool #AA7865	3.500	06/15/2042	114,451	120,657

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (94.8%) (continued)
Mortgage-Backed and Asset-Backed Securities (30.1%) (continued)
GNMA Pool #AF4935	3.000%	08/15/2043	$647,524	$667,881
GNMA Pool #AF5077	3.500	08/15/2043	210,623	222,044
Hertz Vehicle Financing LLC, Ser. 2011-1A, Cl. A2, 144A(2)	3.290	03/25/2018	500,000	517,616
JPMorgan Mortgage Trust, Ser. 2013-2, Cl. A2, 144A(1),(2)	3.500	05/25/2043	768,946	788,170
Morgan Stanley Capital I Trust, Ser. 2015-420, Cl. A, 144A(2)	3.727	10/11/2050	500,000	528,922
TIAA Seasoned Commercial Mortgage Trust, Ser. 2007-C4, Cl. A3(1)	5.532	08/15/2039	10,831	10,828

Total mortgage-backed and asset-backed securities (cost: $29,060,215)				30,178,203

Municipal Bonds (1.2%)
District of Columbia	5.591	12/01/2034	250,000	315,833
Texas Transportation Commission State Highway Fund	5.178	04/01/2030	750,000	913,260

Total municipal bonds (cost: $1,134,809)				1,229,093

Corporate Obligations (27.3%)
Aerospace & Defense (1.5%)
Boeing Co. (The), Sr. Unsec’d. Notes	3.500	03/01/2045	500,000	496,005
Spirit AeroSystems, Inc.	6.750	12/15/2020	500,000	530,000
Triumph Group, Inc., Sr. Notes	4.875	04/01/2021	500,000	488,750
				1,514,755
Banks (6.2%)
Branch Banking & Trust Co., Sub. Notes	3.800	10/30/2026	500,000	526,459
Discover Bank, Sr. Unsec’d. Notes	2.000	02/21/2018	1,000,000	1,001,138
Goldman Sachs Group, Inc. (The), Ser. GLOB, Sr. Unsec’d. Notes	2.375	01/22/2018	500,000	510,215
Goldman Sachs Group, Inc. (The), MTN	3.850	07/08/2024	500,000	523,286
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250	10/15/2020	500,000	545,247
JPMorgan Chase & Co., Ser. V(1)	5.000	12/29/2049	500,000	491,225
Manufacturers & Traders Trust Co., Ser. BKNT, Sr. Unsec’d. Notes	2.250	07/25/2019	500,000	507,045
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	2.375	07/23/2019	500,000	503,730
MUFG Union Bank NA, Sub. Notes, MTN	5.950	05/11/2016	500,000	526,784
PNC Financial Services Group, Inc. (The), Ser. R(1)	4.850	05/29/2049	500,000	487,500
US Bancorp	3.700	01/30/2024	500,000	538,279
				6,160,908
Chemicals (1.1%)
Celanese US Holdings LLC, Sr. Unsec’d. Notes	4.625	11/15/2022	500,000	503,750
Mosaic Co. (The)	5.450	11/15/2033	500,000	578,124
				1,081,874
Commercial Services (1.0%)
ERAC USA Finance LLC, Gtd. Notes, 144A(2)	3.300	10/15/2022	500,000	508,372
Service Corp. International, Sr. Unsec’d. Notes	5.375	05/15/2024	500,000	522,500
				1,030,872
Diversified Financial Services (1.3%)
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.750	02/01/2021	750,000	871,440
Textron Financial Corp., Jr. Sub. Notes, 144A(1),(2)	6.000	02/15/2067	500,000	447,500
				1,318,940
Electric (2.4%)
Great Plains Energy, Inc., Sr. Unsec’d. Notes	5.292	06/15/2022	500,000	573,991
NV Energy, Inc., Sr. Unsec’d. Notes	6.250	11/15/2020	500,000	593,415
Public Service Co. of New Mexico	7.950	05/15/2018	500,000	586,991
Puget Energy, Inc., Sr. Sec’d. Notes	6.000	09/01/2021	500,000	590,373
				2,344,770

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (94.8%) (continued)
Corporate Obligations (27.3%) (continued)
Environmental Control (0.5%)
Waste Management, Inc., Sr. Unsec’d. Notes	3.900%	03/01/2035	$500,000	$512,458

Household Products/Wares (0.5%)
Clorox Co. (The), Sr. Unsec’d. Notes	3.500	12/15/2024	500,000	508,896

Insurance (1.6%)
Allstate Corp. (The)(1)	5.750	08/15/2053	500,000	544,375
Metropolitan Life Global Funding I, Sec’d. Notes, 144A(2)	3.000	01/10/2023	500,000	505,899
Symetra Financial Corp., Sr. Unsec’d. Notes	4.250	07/15/2024	500,000	522,231
				1,572,505
Iron/Steel (0.5%)
Steel Dynamics, Inc.	5.250	04/15/2023	500,000	506,250

Leisure Time (0.5%)
Jarden Corp., Sr. Unsec’d. Notes	6.125	11/15/2022	500,000	521,875

Media (1.6%)
Comcast Corp., Gtd. Notes	4.250	01/15/2033	1,000,000	1,072,706
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Sr. Unsec’d. Notes	3.950	01/15/2025	500,000	515,139
				1,587,845
Oil & Gas (2.8%)
Anadarko Holding Co., Sr. Unsec’d. Notes	7.050	05/15/2018	600,000	660,631
Cimarex Energy Co., Sr. Unsec’d. Notes	4.375	06/01/2024	500,000	496,250
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000	03/01/2041	500,000	562,839
Rowan Cos., Inc., Sr. Unsec’d. Notes	4.750	01/15/2024	500,000	473,159
Valero Energy Corp., Gtd. Notes	6.625	06/15/2037	500,000	617,154
				2,810,033
Pharmaceuticals (1.0%)
Actavis, Inc.	3.250	10/01/2022	500,000	499,529
Zoetis, Inc., Sr. Unsec’d. Notes	1.875	02/01/2018	500,000	500,285
				999,814
Pipelines (0.5%)
Boardwalk Pipelines LP, Sr. Unsec’d. Notes	4.950	12/15/2024	500,000	503,946

REITS (1.0%)
EPR Properties, Sr. Unsec’d. Notes	4.500	04/01/2025	500,000	508,314
Omega Healthcare Investors, Inc., Sr. Unsec’d. Notes, 144A(2)	4.500	04/01/2027	500,000	491,150
				999,464
Retail (1.2%)
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.250	09/01/2035	1,000,000	1,235,597

Telecommunications (1.6%)
Verizon Communications, Inc.	5.050	03/15/2034	750,000	814,379
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.400	11/01/2034	750,000	763,991
				1,578,370
Trucking & Leasing (0.5%)
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A(2)	4.625	01/31/2018	500,000	521,582

Total corporate obligations (cost: $26,533,710)				27,310,754

Total long-term notes and bonds (cost: $91,265,699)				95,003,665

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes and Bonds(3) (2.9%)
U.S. Government and Agency Obligations (2.9%)
U.S. Treasury Notes	0.375%	08/31/2015	$300,000	$300,328
U.S. Treasury Notes	1.375	11/30/2015	700,000	705,414
U.S. Treasury Notes	0.250	12/31/2015	400,000	400,062
U.S. Treasury Notes	2.000	01/31/2016	500,000	507,304
U.S. Treasury Notes	0.375	03/15/2016	1,000,000	1,001,016

Total U.S. government and agency obligations (cost: $2,895,628)				2,914,124

Mortgage-Backed and Asset-Backed Securities (0.0%)
FHLMC Gold Pool #E00957	6.000	02/01/2016	1,056	1,070
FHLMC Gold Pool #E82543	6.500	03/01/2016	7,506	7,524

Total mortgage-backed and asset-backed securities (cost: $8,566)				8,594

Total short-term notes and bonds (cost: $2,904,194)				2,922,718

	Shares
Money Market Mutual Funds (1.2%)
BlackRock Liquidity TempFund Portfolio, 0.07%(4)	1,200,000	1,200,000

Total money market mutual funds (cost: $1,200,000)		1,200,000

Total investments(5) (99.5%) (cost: $95,869,893)		99,672,183
Other assets in excess of liabilities (0.5%)		525,077
Net assets (100.0%)		$100,197,260

The following abbreviations are used in the portfolio descriptions:

CMO - Collateralized Mortgage Obligation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GMTN - Global Medium Term Note

GNMA - Government National Mortgage Association

LLC - Limited Liability Corporation

LP - Limited Partnership

MTN - Medium Term Note

(1)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at March 31, 2015.

(2)

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

(3)	The interest rate for short-term notes reflects the yields for those securities as of March 31, 2015.

(4)	The rate shown reflects the seven day yield as of March 31, 2015.

(5)	The United States federal income tax basis of the Investment Grade Bond Portfolio’s investments and the unrealized appreciation (depreciation) as of March 31, 2015. See table below.

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$95,873,043	$4,047,673	$(248,533)	$3,799,140

Various inputs are used in determining the fair value of the Investment Grade Bond Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Investment Grade Bond Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2015, in valuing the Investment Grade Bond Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities(1)
Preferred Stock	$545,800	$—	$—	$545,800
U.S. Government and Agency Obligations	—	39,199,739	—	39,199,739
Mortgage-Backed and Asset-Backed Securities	—	30,186,797	—	30,186,797
Municipal Bonds	—	1,229,093	—	1,229,093
Corporate Obligations	—	27,310,754	—	27,310,754
Money Market Mutual Funds	1,200,000	—	—	1,200,000
Total	$1,745,800	$97,926,383	$—	$99,672,183

It is the Investment Grade Bond Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Investment Grade Bond Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending March 31, 2015, there have been no changes in the valuation methodologies and the Investment Grade Bond Portfolio did not use any significant unobservable inputs (Level 3) in determining the fair value of investments.

(1)  Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

ASSET DIRECTOR PORTFOLIO

March 31, 2015 (unaudited)

Description	Shares	Value
Preferred Stock (0.2%)
Banks (0.2%)
State Street Corp., Ser. D, 5.900%(1)	20,000	$545,800

Total preferred stock (cost: $500,000)		545,800

Common Stocks (52.4%)
Aerospace & Defense (0.6%)
General Dynamics Corp.	8,200	1,112,986
Precision Castparts Corp.	3,500	735,000
		1,847,986
Agriculture (1.3%)
Archer-Daniels-Midland Co.	87,200	4,133,280

Apparel (0.9%)
Wolverine World Wide, Inc.	80,000	2,676,000

Auto Parts and Equipment (0.8%)
Magna International, Inc.	47,600	2,554,216

Banks (7.8%)
Bank of Hawaii Corp.	66,500	4,070,465
Bank of New York Mellon Corp. (The)	125,800	5,062,192
Citigroup, Inc.	31,252	1,610,103
JPMorgan Chase & Co.	68,440	4,146,095
Northern Trust Corp.	58,300	4,060,595
U.S. Bancorp	116,200	5,074,454
		24,023,904
Beverages (0.4%)
Coca-Cola Co. (The)	27,200	1,102,960

Biotechnology (1.0%)
Amgen, Inc.	19,300	3,085,105

Chemicals (0.6%)
Agrium, Inc.	18,600	1,939,422

Commercial Services (0.3%)
Robert Half International, Inc.	15,800	956,216

Computers & Peripherals (1.5%)
Apple, Inc.	37,800	4,703,454

Diversified Financial Services (1.8%)
Franklin Resources, Inc.	49,600	2,545,472
Janus Capital Group, Inc.	119,100	2,047,329
T Rowe Price Group, Inc.	13,600	1,101,328
		5,694,129
Electronics (0.8%)
Daktronics, Inc.	700	7,567
FLIR Systems, Inc.	76,000	2,377,280
		2,384,847
Food (1.3%)
Fresh Del Monte Produce, Inc.	26,900	1,046,679
Sysco Corp.	79,800	3,010,854
		4,057,533

Description	Shares	Value
Common Stocks (52.4%) (continued)
Healthcare Products (4.3%)
Baxter International, Inc.	41,400	$2,835,900
Medtronic PLC	70,300	5,482,697
Thoratec Corp.(2)	24,700	1,034,683
Zimmer Holdings, Inc.	35,000	4,113,200
		13,466,480
Home Builders (0.3%)
Thor Industries, Inc.	15,500	979,755

Iron/Steel (1.0%)
Nucor Corp.	67,300	3,198,769

Machinery-Diversified (0.6%)
Cummins, Inc.	13,600	1,885,504

Metal Fabricate/Hardware (0.4%)
Valmont Industries, Inc.	9,500	1,167,360

Metals & Mining (0.8%)
Southern Copper Corp.	81,500	2,378,170

Miscellaneous Manufacturing (4.0%)
Carlisle Cos., Inc.	49,700	4,603,711
Crane Co.	31,500	1,965,915
General Electric Co.	99,500	2,468,595
Illinois Tool Works, Inc.	33,000	3,205,620
		12,243,841
Oil & Gas (4.5%)
California Resources Corp.	11,200	85,232
ConocoPhillips	34,900	2,172,874
Ensco PLC, Class A	27,700	583,639
Exxon Mobil Corp.	45,100	3,833,500
Marathon Petroleum Corp.	10,700	1,095,573
Occidental Petroleum Corp.	28,000	2,044,000
Phillips 66	11,000	864,600
Tidewater, Inc.	69,450	1,329,273
Valero Energy Corp.	28,400	1,806,808
		13,815,499
Pharmaceuticals (3.6%)
Johnson & Johnson	22,800	2,293,680
McKesson Corp.	15,100	3,415,620
Merck & Co., Inc.	51,700	2,971,716
Pfizer, Inc.	69,600	2,421,384
		11,102,400
Retail (0.8%)
Home Depot, Inc. (The)	10,300	1,170,183
Kohl’s Corp.	16,400	1,283,300
		2,453,483

Description	Shares	Value
Common Stocks (52.4%) (continued)
Semiconductors (7.2%)
Applied Materials, Inc.	80,100	$1,807,056
Intel Corp.	121,400	3,796,178
KLA-Tencor Corp.	17,600	1,025,904
Maxim Integrated Products, Inc.	94,200	3,279,102
Microchip Technology, Inc.	59,300	2,899,770
QUALCOMM, Inc.	43,100	2,988,554
Skyworks Solutions, Inc.	40,100	3,941,429
Texas Instruments, Inc.	45,300	2,590,480
		22,328,473
Software (2.4%)
Autodesk, Inc.(2)	10,500	615,720
Microsoft Corp.	42,600	1,731,903
Oracle Corp.	92,700	4,000,005
Paychex, Inc.	19,500	967,493
		7,315,121
Speciality Retail (0.1%)
CST Brands, Inc.	8,711	381,803

Telecommunications (1.2%)
Cisco Systems, Inc.	82,900	2,281,823
Corning, Inc.	69,100	1,567,188
		3,849,011
Transportation (2.1%)
Norfolk Southern Corp.	17,400	1,790,808
Werner Enterprises, Inc.	151,500	4,758,615
		6,549,423

Total common stocks (cost: $110,545,017)		162,274,144

	Interest Rate	Maturity Date	Principal Amount
Long-Term Notes and Bonds (34.1%)
U.S. Government and Agency Obligations (16.0%)
Federal Farm Credit Banks	1.850%	04/20/2020	$1,000,000	$1,008,573
Federal Home Loan Banks	4.875	09/08/2017	500,000	548,173
Federal Home Loan Banks	2.375	12/13/2019	500,000	520,324
FHLMC	5.000	02/16/2017	500,000	540,533
FHLMC	1.000	03/08/2017	500,000	503,547
FHLMC	1.000	09/29/2017	500,000	501,552
FHLMC	3.750	03/27/2019	750,000	822,980
FHLMC	1.250	08/01/2019	500,000	499,196
FNMA	5.250	09/15/2016	500,000	534,389
FNMA	5.375	06/12/2017	500,000	550,290
U.S. Treasury Bonds	5.250	11/15/2028	300,000	409,430
U.S. Treasury Bonds	5.375	02/15/2031	325,000	461,805
U.S. Treasury Bonds	3.500	02/15/2039	600,000	710,437
U.S. Treasury Bonds	4.375	11/15/2039	100,000	134,703
U.S. Treasury Bonds	4.375	05/15/2041	550,000	749,633
U.S. Treasury Bonds	3.750	08/15/2041	500,000	621,406
U.S. Treasury Bonds	3.125	02/15/2042	500,000	558,906
U.S. Treasury Bonds	3.000	05/15/2042	500,000	545,469
U.S. Treasury Bonds	3.125	02/15/2043	300,000	335,016
U.S. Treasury Bonds	2.875	05/15/2043	250,000	266,367
U.S. Treasury Bonds	3.625	08/15/2043	400,000	488,813

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (34.1%) (continued)
U.S. Government and Agency Obligations (16.0%) (continued)
U.S. Treasury Bonds	3.625%	02/15/2044	$500,000	$611,367
U.S. Treasury Bonds	2.500	02/15/2045	700,000	693,547
U.S. Treasury Notes	0.500	06/15/2016	3,250,000	3,255,333
U.S. Treasury Notes	1.500	06/30/2016	500,000	506,953
U.S. Treasury Notes	3.250	07/31/2016	125,000	129,775
U.S. Treasury Notes	1.000	09/30/2016	600,000	605,156
U.S. Treasury Notes	0.625	10/15/2016	2,000,000	2,005,312
U.S. Treasury Notes	1.000	10/31/2016	750,000	756,563
U.S. Treasury Notes	0.625	12/15/2016	700,000	701,641
U.S. Treasury Notes	4.625	02/15/2017	500,000	538,203
U.S. Treasury Notes	0.500	03/31/2017	3,000,000	2,996,484
U.S. Treasury Notes	0.875	04/30/2017	1,500,000	1,508,555
U.S. Treasury Notes	3.125	04/30/2017	250,000	263,066
U.S. Treasury Notes	0.625	09/30/2017	600,000	598,453
U.S. Treasury Notes	1.875	10/31/2017	500,000	514,336
U.S. Treasury Notes	0.750	02/28/2018	1,750,000	1,744,258
U.S. Treasury Notes	0.750	03/31/2018	1,000,000	995,547
U.S. Treasury Notes	1.000	05/31/2018	750,000	750,879
U.S. Treasury Notes	2.375	06/30/2018	700,000	730,843
U.S. Treasury Notes	1.375	09/30/2018	600,000	606,375
U.S. Treasury Notes	1.750	10/31/2018	550,000	562,934
U.S. Treasury Notes	1.250	11/30/2018	500,000	502,383
U.S. Treasury Notes	2.750	02/15/2019	1,000,000	1,059,609
U.S. Treasury Notes	3.125	05/15/2019	750,000	806,836
U.S. Treasury Notes	1.125	05/31/2019	500,000	498,125
U.S. Treasury Notes	3.375	11/15/2019	600,000	655,172
U.S. Treasury Notes	1.250	01/31/2020	3,000,000	2,984,532
U.S. Treasury Notes	1.250	02/29/2020	750,000	745,898
U.S. Treasury Notes	1.125	03/31/2020	500,000	494,102
U.S. Treasury Notes	1.375	05/31/2020	500,000	499,102
U.S. Treasury Notes	1.875	06/30/2020	250,000	255,742
U.S. Treasury Notes	2.625	08/15/2020	250,000	264,922
U.S. Treasury Notes	2.000	11/30/2020	300,000	307,781
U.S. Treasury Notes	3.125	05/15/2021	1,300,000	1,415,274
U.S. Treasury Notes	2.125	08/15/2021	800,000	823,438
U.S. Treasury Notes	1.500	01/31/2022	1,000,000	987,109
U.S. Treasury Notes	2.000	02/15/2022	1,000,000	1,020,625
U.S. Treasury Notes	2.000	02/15/2023	1,000,000	1,016,250
U.S. Treasury Notes	1.750	05/15/2023	500,000	497,305
U.S. Treasury Notes	2.500	08/15/2023	500,000	526,211
U.S. Treasury Notes	2.750	11/15/2023	300,000	321,703
U.S. Treasury Notes	2.000	02/15/2025	1,500,000	1,509,492

Total U.S. government and agency obligations (cost: $47,778,525)				49,578,733

Mortgage-Backed and Asset-Backed Securities (8.9%)
Avis Budget Rental Car Funding (AESOP) LLC, Ser. 2011-5A, Cl. A, 144A(3)	3.270	02/20/2018	500,000	517,336
Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Cl. AAB	5.379	09/10/2047	2,058	2,056
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW14, Cl. A3	5.209	12/11/2038	83,040	83,096
Farmer Mac Guaranteed Notes Trust 2007-1, 144A(3)	5.125	04/19/2017	500,000	542,365
FHLMC CMO, Ser. 2009-3589, Cl. PA	4.500	09/15/2039	141,317	150,662
FHLMC Gold Pool #A11823	5.000	08/01/2033	88,389	98,356

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (34.1%) (continued)
Mortgage-Backed and Asset-Backed Securities (8.9%) (continued)
FHLMC Gold Pool #A14499	6.000%	10/01/2033	$34,411	$39,128
FHLMC Gold Pool #A16641	5.500	12/01/2033	43,213	48,554
FHLMC Gold Pool #A42106	6.500	01/01/2036	75,140	86,079
FHLMC Gold Pool #A42908	6.000	02/01/2036	10,039	11,402
FHLMC Gold Pool #A51101	6.000	07/01/2036	9,918	11,314
FHLMC Gold Pool #A56247	6.000	01/01/2037	92,955	105,707
FHLMC Gold Pool #A58278	5.000	03/01/2037	51,939	57,526
FHLMC Gold Pool #A58965	5.500	04/01/2037	69,943	78,555
FHLMC Gold Pool #A71576	6.500	01/01/2038	59,517	68,182
FHLMC Gold Pool #A91064	4.500	02/01/2040	522,063	569,516
FHLMC Gold Pool #B12969	4.500	03/01/2019	39,018	40,925
FHLMC Gold Pool #B19462	5.000	07/01/2020	21,510	22,615
FHLMC Gold Pool #C01086	7.500	11/01/2030	2,990	3,728
FHLMC Gold Pool #C01271	6.500	12/01/2031	7,659	9,111
FHLMC Gold Pool #C01302	6.500	11/01/2031	4,407	5,048
FHLMC Gold Pool #C01676	6.000	11/01/2033	19,498	22,428
FHLMC Gold Pool #C03478	4.500	06/01/2040	469,404	512,192
FHLMC Gold Pool #C03520	4.000	09/01/2040	378,140	405,172
FHLMC Gold Pool #C09013	3.000	09/01/2042	443,172	453,274
FHLMC Gold Pool #C14872	6.500	09/01/2028	4,238	4,855
FHLMC Gold Pool #C20853	6.000	01/01/2029	80,153	92,074
FHLMC Gold Pool #C56017	6.500	03/01/2031	77,713	89,027
FHLMC Gold Pool #C61802	5.500	12/01/2031	7,860	8,809
FHLMC Gold Pool #C65255	6.500	03/01/2032	8,344	9,691
FHLMC Gold Pool #C68790	6.500	07/01/2032	14,339	16,426
FHLMC Gold Pool #C74741	6.000	12/01/2032	12,368	14,230
FHLMC Gold Pool #C79886	6.000	05/01/2033	66,612	75,889
FHLMC Gold Pool #E01007	6.000	08/01/2016	1,566	1,605
FHLMC Gold Pool #E02735	3.500	10/01/2025	215,571	229,181
FHLMC Gold Pool #E85353	6.000	09/01/2016	6,620	6,768
FHLMC Gold Pool #E95159	5.500	03/01/2018	8,493	8,904
FHLMC Gold Pool #E95734	5.000	03/01/2018	34,150	35,877
FHLMC Gold Pool #G01477	6.000	12/01/2032	71,848	82,621
FHLMC Gold Pool #G01727	6.000	08/01/2034	173,769	199,850
FHLMC Gold Pool #G02060	6.500	01/01/2036	115,979	132,863
FHLMC Gold Pool #G08087	6.000	10/01/2035	43,002	49,414
FHLMC Gold Pool #G11753	5.000	08/01/2020	47,910	51,037
FHLMC Gold Pool #G18376	4.000	01/01/2026	147,419	156,574
FHLMC Gold Pool #J05930	5.500	03/01/2021	22,274	23,663
FHLMC Gold Pool #Q14998	3.500	01/01/2043	387,482	406,951
FHLMC Gold Pool #Q17913	3.000	04/01/2043	450,514	460,519
FHLMC Gold Pool #Q23658	4.000	12/01/2043	222,118	238,355
FNMA Pool #357269	5.500	09/01/2017	18,490	19,436
FNMA Pool #357637	6.000	11/01/2034	22,750	26,026
FNMA Pool #545929	6.500	08/01/2032	11,690	14,055
FNMA Pool #555591	5.500	07/01/2033	22,110	25,048
FNMA Pool #574922	6.000	04/01/2016	76	77
FNMA Pool #579170	6.000	04/01/2016	392	393
FNMA Pool #584953	7.500	06/01/2031	4,822	4,882
FNMA Pool #651220	6.500	07/01/2032	4,515	5,184
FNMA Pool #725793	5.500	09/01/2019	116,713	123,868
FNMA Pool #890258	3.000	12/01/2025	353,890	371,406
FNMA Pool #914468	5.500	04/01/2037	131,095	147,593
FNMA Pool #915258	5.500	04/01/2037	130,129	146,431

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (34.1%) (continued)
Mortgage-Backed and Asset-Backed Securities (8.9%) (continued)
FNMA Pool #922224	5.500%	12/01/2036	$126,742	$144,404
FNMA Pool #936760	5.500	06/01/2037	76,304	85,863
FNMA Pool #942956	6.000	09/01/2037	47,989	54,744
FNMA Pool #945882	6.000	08/01/2037	80,416	91,584
FNMA Pool #AA2238	4.000	05/01/2024	67,001	70,903
FNMA Pool #AA3263	5.000	02/01/2039	205,578	229,431
FNMA Pool #AB1241	3.500	07/01/2025	162,330	172,715
FNMA Pool #AB4295	3.500	01/01/2042	340,375	358,016
FNMA Pool #AB4490	3.000	02/01/2027	17,668	18,550
FNMA Pool #AC8326	5.000	07/01/2040	605,983	674,714
FNMA Pool #AD0311	5.000	05/01/2038	301,468	335,378
FNMA Pool #AD1662	5.000	03/01/2040	426,028	478,245
FNMA Pool #AD7078	4.500	06/01/2025	115,802	124,786
FNMA Pool #AE0216	4.000	08/01/2040	95,755	102,588
FNMA Pool #AE0949	4.000	02/01/2041	457,200	490,188
FNMA Pool #AE2575	4.000	09/01/2040	256,782	274,901
FNMA Pool #AH5013	4.500	02/01/2041	362,562	404,455
FNMA Pool #AH6228	4.500	03/01/2041	449,155	501,046
FNMA Pool #AH8003	3.500	03/01/2041	119,924	126,222
FNMA Pool #AH9170	4.500	05/01/2041	303,197	335,265
FNMA Pool #AI5868	4.500	07/01/2041	125,270	137,307
FNMA Pool #AJ1954	4.000	10/01/2041	192,223	205,720
FNMA Pool #AJ6927	3.500	11/01/2041	143,005	150,394
FNMA Pool #AJ7524	3.000	01/01/2027	189,323	198,842
FNMA Pool #AJ7717	3.000	12/01/2026	145,963	153,284
FNMA Pool #AK0685	4.000	01/01/2042	303,605	324,917
FNMA Pool #AK3929	3.500	04/01/2042	206,268	217,020
FNMA Pool #AK6980	2.500	03/01/2027	269,545	277,511
FNMA Pool #AO7151	3.000	08/01/2042	354,854	363,708
FNMA Pool #AP2658	3.500	08/01/2042	373,377	392,637
FNMA Pool #AQ1185	3.000	10/01/2042	421,569	432,075
FNMA Pool #AQ7447	2.500	01/01/2028	396,575	408,114
FNMA Pool #AR4154	2.500	02/01/2028	444,206	457,130
FNMA Pool #AR9391	3.500	05/01/2043	223,315	234,844
FNMA Pool #AS1355	2.500	12/01/2028	225,835	232,303
FNMA Pool #AT2723	3.000	05/01/2043	449,775	460,715
FNMA Pool #AT4473	3.000	07/01/2043	448,391	459,117
FNMA Pool #AU1960	3.000	07/01/2043	243,247	249,147
FNMA Pool #AU3428	3.500	08/01/2043	232,672	244,626
FNMA Pool #AV0699	3.500	12/01/2043	221,809	233,201
FNMA Pool #MA0517	4.000	09/01/2020	296,531	313,429
FNMA Pool #MA0699	4.000	04/01/2041	246,041	263,765
FNMA Pool #MA1027	3.500	04/01/2042	160,973	169,314
FNMA Pool #MA1103	3.500	07/01/2042	346,958	364,867
FNMA Pool #MA2127	4.000	12/01/2044	495,473	530,396
GNMA Pool #424578	6.500	04/15/2026	33,884	38,790
GNMA Pool #431962	6.500	05/15/2026	4,806	5,502
GNMA Pool #436741	7.500	01/15/2027	4,879	5,443
GNMA Pool #443216	8.000	07/15/2027	3,516	3,678
GNMA Pool #479743	7.500	11/15/2030	8,340	8,751
GNMA Pool #511778	7.500	11/15/2030	10,282	11,558
GNMA Pool #515965	4.000	11/15/2041	256,113	275,697
GNMA Pool #552466	6.500	03/15/2032	14,530	16,712
GNMA Pool #574395	6.000	01/15/2032	13,183	15,181

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (34.1%) (continued)
Mortgage-Backed and Asset-Backed Securities (8.9%) (continued)
GNMA Pool #690843	5.000%	05/15/2038	$69,577	$77,598
GNMA Pool #718832	5.500	09/15/2039	226,682	257,374
GNMA Pool #727811	4.500	07/15/2040	539,648	596,676
GNMA Pool #729037	5.000	02/15/2040	299,700	335,030
GNMA Pool #737644	4.500	11/15/2040	288,905	324,927
GNMA Pool #738425	4.500	06/15/2041	61,231	67,786
GNMA Pool #738535	4.000	07/15/2041	201,631	216,630
GNMA Pool #739222	4.000	07/15/2040	53,982	58,002
GNMA Pool #741125	4.000	07/15/2040	47,493	51,019
GNMA Pool #741151	4.500	09/15/2040	173,213	191,375
GNMA Pool #741682	4.000	07/15/2041	136,954	147,382
GNMA Pool #741872	4.000	05/15/2040	197,203	212,024
GNMA Pool #762133	4.500	04/15/2041	212,965	235,660
GNMA Pool #778792	3.500	01/15/2042	187,164	197,515
GNMA Pool #779241	3.500	05/15/2042	353,991	373,353
GNMA Pool #782563	5.000	02/15/2039	103,660	115,947
GNMA Pool #796303	3.500	09/15/2042	358,316	377,746
GNMA Pool #AA2972	3.000	08/15/2042	370,484	382,132
GNMA Pool #AA6408	3.000	05/15/2043	221,534	228,498
GNMA Pool #AA7865	3.500	06/15/2042	114,451	120,657
GNMA Pool #AC4005	3.000	06/15/2043	228,953	236,151
GNMA Pool #AF4935	3.000	08/15/2043	215,841	222,627
GNMA Pool #AF5077	3.500	08/15/2043	210,623	222,044
GNMA Pool #AI0258	3.500	06/15/2044	245,838	259,303
Hertz Vehicle Financing LLC, Ser. 2011-1A, Cl. A2, 144A(3)	3.290	03/25/2018	500,000	517,616
JPMorgan Mortgage Trust, Ser. 2013-2, Cl. A2, 144A(1),(3)	3.500	05/25/2043	768,946	788,170
Morgan Stanley Capital I Trust, Ser. 2015-420, Cl. A, 144A(3)	3.727	10/11/2050	500,000	528,922
TIAA Seasoned Commercial Mortgage Trust, Ser. 2007-C4, Cl. A3(1)	5.532	08/15/2039	20,115	20,108

Total mortgage-backed and asset-backed securities (cost: $26,624,085)				27,515,874

Municipal Bonds (0.4%)
District of Columbia	5.591	12/01/2034	250,000	315,832
Texas Transportation Commission State Highway Fund	5.178	04/01/2030	750,000	913,260

Total municipal bonds (cost: $1,134,809)				1,229,092

Corporate Obligations (8.8%)
Aerospace & Defense (0.5%)
Boeing Co. (The), Sr. Unsec’d. Notes	3.500	03/01/2045	500,000	496,005
Spirit AeroSystems, Inc.	6.750	12/15/2020	500,000	530,000
Triumph Group, Inc., Sr. Notes	4.875	04/01/2021	500,000	488,750
				1,514,755

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (34.1%) (continued)
Corporate Obligations (8.8%) (continued)
Banks (2.1%)
Branch Banking & Trust Co., Sub. Notes	3.800%	10/30/2026	$500,000	$526,459
Discover Bank, Sr. Unsec’d. Notes	2.000	02/21/2018	1,000,000	1,001,138
Goldman Sachs Group, Inc. (The), Ser. GLOB, Sr. Unsec’d. Notes	2.375	01/22/2018	500,000	510,215
Goldman Sachs Group, Inc. (The), MTN	3.850	07/08/2024	500,000	523,286
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250	10/15/2020	500,000	545,247
JPMorgan Chase & Co., Ser. V(1)	5.000	12/29/2049	500,000	491,225
Manufacturers & Traders Trust Co., Ser. BKNT, Sr. Unsec’d. Notes	2.250	07/25/2019	500,000	507,045
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	2.375	07/23/2019	500,000	503,730
MUFG Union Bank NA, Sub. Notes, MTN	5.950	05/11/2016	1,000,000	1,053,567
PNC Financial Services Group, Inc. (The), Ser. R(1)	4.850	05/29/2049	500,000	487,500
US Bancorp	3.700	01/30/2024	500,000	538,279
				6,687,691
Chemicals (0.7%)
Celanese US Holdings LLC, Sr. Unsec’d. Notes	4.625	11/15/2022	500,000	503,750
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.375	11/15/2042	1,000,000	1,003,388
Mosaic Co. (The)	5.450	11/15/2033	500,000	578,124
				2,085,262
Commercial Services (0.3%)
ERAC USA Finance LLC, Gtd. Notes, 144A(3)	3.300	10/15/2022	500,000	508,372
Service Corp. International, Sr. Unsec’d. Notes	5.375	05/15/2024	500,000	522,500
				1,030,872
Diversified Financial Services (0.4%)
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.750	02/01/2021	750,000	871,440
Textron Financial Corp., Jr. Sub. Notes, 144A(1),(3)	6.000	02/15/2067	500,000	447,500
				1,318,940
Electric (0.7%)
Great Plains Energy, Inc., Sr. Unsec’d. Notes	5.292	06/15/2022	500,000	573,991
NV Energy, Inc., Sr. Unsec’d. Notes	6.250	11/15/2020	500,000	593,415
Public Service Co. of New Mexico	7.950	05/15/2018	500,000	586,991
Puget Energy, Inc., Sr. Sec’d. Notes	6.000	09/01/2021	500,000	590,373
				2,344,770
Environmental Control (0.2%)
Waste Management, Inc., Sr. Unsec’d. Notes	3.900	03/01/2035	500,000	512,458

Household Products/Wares (0.2%)
Clorox Co. (The), Sr. Unsec’d. Notes	3.500	12/15/2024	500,000	508,896

Insurance (0.5%)
Allstate Corp. (The)(1)	5.750	08/15/2053	500,000	544,375
Metropolitan Life Global Funding I, Sec’d. Notes, 144A(3)	3.000	01/10/2023	500,000	505,899
Symetra Financial Corp., Sr. Unsec’d. Notes	4.250	07/15/2024	500,000	522,231
				1,572,505
Iron/Steel (0.2%)
Steel Dynamics, Inc.	5.250	04/15/2023	500,000	506,250

Leisure Time (0.2%)
Jarden Corp., Sr. Unsec’d. Notes	6.125	11/15/2022	500,000	521,875

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (34.1%) (continued)
Corporate Obligations (8.8%) (continued)
Media (0.5%)
Comcast Corp., Gtd. Notes	4.250%	01/15/2033	$1,000,000	$1,072,706
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Sr. Unsec’d. Notes	3.950	01/15/2025	500,000	515,139
				1,587,845
Oil & Gas (0.8%)
Anadarko Holding Co., Sr. Unsec’d. Notes	7.050	05/15/2018	250,000	275,263
Cimarex Energy Co., Sr. Unsec’d. Notes	4.375	06/01/2024	500,000	496,250
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000	03/01/2041	500,000	562,839
Rowan Cos., Inc., Sr. Unsec’d. Notes	4.750	01/15/2024	500,000	473,159
Valero Energy Corp., Gtd. Notes	6.625	06/15/2037	500,000	617,154
				2,424,665
Pharmaceuticals (0.3%)
Actavis, Inc.	3.250	10/01/2022	500,000	499,530
Zoetis, Inc., Sr. Unsec’d. Notes	1.875	02/01/2018	500,000	500,285
				999,815
Pipelines (0.2%)
Boardwalk Pipelines LP, Sr. Unsec’d. Notes	4.950	12/15/2024	500,000	503,946

REITS (0.3%)
EPR Properties, Sr. Unsec’d. Notes	4.500	04/01/2025	500,000	508,314
Omega Healthcare Investors, Inc., Sr. Unsec’d. Notes, 144A(3)	4.500	04/01/2027	500,000	491,150
				999,464
Telecommunications (0.5%)
Verizon Communications, Inc.	5.050	03/15/2034	750,000	814,379
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.400	11/01/2034	750,000	763,991
				1,578,370
Trucking & Leasing (0.2%)
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A(3)	4.625	01/31/2018	500,000	521,582

Total corporate obligations (cost: $26,453,581)				27,219,961

Total long-term notes and bonds (cost: $101,991,000)				105,543,660

Short-Term Notes and Bonds(4) (3.9%)
U.S. Government and Agency Obligations (3.1%)
U.S. Treasury Notes	0.250	05/15/2015	1,000,000	1,000,156
U.S. Treasury Notes	0.250	05/31/2015	1,000,000	1,000,078
U.S. Treasury Notes	0.375	06/30/2015	500,000	500,313
U.S. Treasury Notes	1.875	06/30/2015	700,000	703,008
U.S. Treasury Notes	1.750	07/31/2015	500,000	502,773
U.S. Treasury Notes	1.250	08/31/2015	1,000,000	1,004,609
U.S. Treasury Notes	0.250	09/15/2015	2,000,000	2,000,938
U.S. Treasury Notes	2.000	01/31/2016	500,000	507,304
U.S. Treasury Notes	0.375	02/15/2016	2,000,000	2,002,032
U.S. Treasury Notes	2.125	02/29/2016	500,000	508,398

Total U.S. government & agency obligations (cost: $9,698,233)				9,729,609

Commercial Paper (0.6%)
Transportation (0.6%)
United Parcel Service, Inc.	0.010	04/06/2015	2,000,000	1,999,980

Total commercial paper (amortized cost: $1,999,997)				1,999,980

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes and Bonds(4) (3.9%) (continued)
Corporate Obligations (0.2%)
Iron/Steel (0.2%)
ArcelorMittal, Sr. Unsec’d. Notes	4.500%	08/05/2015	$500,000	$503,750

Total corporate obligations (cost: $502,603)				503,750

Mortgage-Backed and Asset-Backed Securities (0.0%)#
FHLMC Gold Pool #E00878	6.500	07/01/2015	176	176

Total mortgage-backed and asset-backed securities (cost: $175)				176

Total short-term notes and bonds (cost: $12,201,008)				12,233,515

	Shares
Exchange-Traded Funds (4.5%)
iShares Russell 2000 Growth ETF	23,000	3,485,650
iShares Russell Mid-Cap Growth ETF	27,700	2,712,661
iShares S&P 500 Growth ETF	47,800	5,446,810
iShares S&P Mid-Cap 400 Growth ETF	13,500	2,315,385

Total exchange-traded funds (cost: $8,025,692)		13,960,506

Money Market Mutual Funds (2.4%)
BlackRock Liquidity TempFund Portfolio, 0.07%(5)	7,350,000	7,350,000

Total money market mutual funds (cost: $7,350,000)		7,350,000

Mutual Funds (2.2%)
Vanguard Growth Index Fund	124,834	6,914,569

Total mutual funds (cost: $4,259,680)		6,914,569

Total investments(6) (99.7%) (cost: $244,872,397)		308,822,194
Other assets in excess of liabilities (0.3%)		921,301
Net assets (100.0%)		$309,743,495

The following abbreviations are used in the portfolio descriptions:

CMO - Collateralized Mortgage Obligation

ETF - Exchange Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association GMTN — Global Medium Term Note

GNMA - Government National Mortgage Association

LLC - Limited Liability Corporation

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

#	Amount represents less than 0.05%.

(1)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at March 31, 2015.

(2)	Non-Income producing securities.

(3)

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

(4)	The interest rate for short-term notes reflects the yields for those securities as of March 31, 2015.

(5)	The rate shown reflects the seven day yield as of March 31, 2015.

(6)	The United States federal income tax basis of the Asset Director Portfolio’s investments and the unrealized appreciation (depreciation) as of March 31, 2015. See table below.

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$244,872,474	$69,075,336	$(5,125,616)	$63,949,720

Various inputs are used in determining the fair value of the Asset Director Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Asset Director Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2015, in valuing the Asset Director Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities(1)
Preferred Stock	$545,800	$—	$—	$545,800
Common Stocks	162,274,144	—	—	162,274,144
U.S. Government and Agency Obligations	—	59,308,342	—	59,308,342
Mortgage-Backed and Asset-Backed Securities	—	27,516,050	—	27,516,050
Municipal Bonds	—	1,229,092	—	1,229,092
Corporate Obligations	—	27,723,711	—	27,723,711
Commercial Paper	—	1,999,980	—	1,999,980
Exchange-Traded Funds	13,960,506	—	—	13,960,506
Money Market Mutual Funds	7,350,000	—	—	7,350,000
Mutual Funds	6,914,569	—	—	6,914,569
Total	$191,045,019	$117,777,175	$—	$308,822,194

It is the Asset Director Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Asset Director Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending March 31, 2015, there have been no changes in the valuation methodologies and the Asset Director Portfolio did not use any significant unobservable inputs (Level 3) in determining the fair value of investments.

(1)  Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

SOCIALLY RESPONSIVE PORTFOLIO

March 31, 2015 (unaudited)

Description	Shares	Value
Common Stocks (97.8%)
Aerospace & Defense (2.2%)
General Dynamics Corp.	550	$74,652
Precision Castparts Corp.	300	63,000
		137,652
Agriculture (2.5%)
Archer-Daniels-Midland Co.	3,300	156,420

Apparel (1.7%)
Wolverine World Wide, Inc.	3,300	110,385

Banks (14.3%)
Bank of Hawaii Corp.	2,500	153,025
Bank of New York Mellon Corp. (The)	4,900	197,176
Citigroup, Inc.	1,800	92,736
JPMorgan Chase & Co.	2,650	160,537
Northern Trust Corp.	1,800	125,370
U.S. Bancorp	4,000	174,680
		903,524
Beverages (1.5%)
Coca-Cola Co. (The)	2,300	93,265

Biotechnology (2.0%)
Amgen, Inc.	800	127,880

Chemicals (1.6%)
Agrium, Inc.	1,000	104,270

Commercial Services (1.8%)
Robert Half International, Inc.	1,900	114,988

Computers & Peripherals (2.7%)
Apple, Inc.	1,400	174,202

Diversified Financial Services (3.4%)
Franklin Resources, Inc.	2,100	107,772
Janus Capital Group, Inc.	2,500	42,975
T Rowe Price Group, Inc.	800	64,784
		215,531
Electronics (1.1%)
FLIR Systems, Inc.	2,300	71,944

Food (3.4%)
Fresh Del Monte Produce, Inc.	2,200	85,602
Sysco Corp.	3,400	128,282
		213,884
Healthcare Products (8.5%)
Baxter International, Inc.	1,400	95,900
Medtronic PLC	2,500	194,975
Thoratec Corp.(1)	1,700	71,213
Zimmer Holdings, Inc.	1,500	176,280
		538,368
Iron/Steel (2.1%)
Nucor Corp.	2,800	133,084

Machinery-Diversified (1.3%)
Cummins, Inc.	600	83,184

Metal Fabricate/Hardware (1.0%)
Valmont Industries, Inc.	500	61,440

Metals & Mining (1.2%)
Southern Copper Corp.	2,600	75,868

Description	Shares	Value
Common Stocks (97.8%) (continued)
Miscellaneous Manufacturing (9.4%)
Carlisle Cos., Inc.	1,950	$180,629
Crane Co.	1,500	93,615
General Electric Co.	7,000	173,670
Illinois Tool Works, Inc.	1,550	150,567
		598,481
Oil & Gas (8.6%)
ConocoPhillips	1,400	87,164
Ensco PLC, Class A	1,000	21,070
Exxon Mobil Corp.	1,800	153,000
Marathon Petroleum Corp.	300	30,717
Occidental Petroleum Corp.	800	58,400
Phillips 66	700	55,020
Tidewater, Inc.	2,600	49,764
Valero Energy Corp.	1,400	89,068
		544,203
Pharmaceuticals (1.8%)
McKesson Corp.	500	113,100

Retail (1.8%)
Home Depot, Inc. (The)	500	56,805
Kohl’s Corp.	700	54,775
		111,580
Semiconductors (13.2%)
Applied Materials, Inc.	3,400	76,704
Intel Corp.	4,800	150,096
KLA-Tencor Corp.	1,000	58,290
Maxim Integrated Products, Inc.	3,100	107,911
Microchip Technology, Inc.	2,200	107,580
QUALCOMM, Inc.	1,600	110,944
Skyworks Solutions, Inc.	1,100	108,119
Texas Instruments, Inc.	2,100	120,088
		839,732
Software (4.7%)
Autodesk, Inc.(1)	400	23,456
Microsoft Corp.	3,100	126,030
Oracle Corp.	3,500	151,025
		300,511
Telecommunications (2.4%)
Cisco Systems, Inc.	2,550	70,189
Corning, Inc.	3,500	79,380
		149,569
Transportation (3.6%)
Norfolk Southern Corp.	900	92,628
Werner Enterprises, Inc.	4,300	135,063
		227,691

Total common stocks (cost: $4,439,049)		6,200,756

Total investments(2) (97.8%) (cost: $4,439,049)		6,200,756
Other assets in excess of liabilities (2.2%)		138,954
Net assets (100.0%)		$6,339,710

The following abbreviations are used in the portfolio descriptions:

PLC – Public Limited Company

(1)	Non-Income producing securities.

(2)	The United States federal income tax basis of the Socially Responsive Portfolio’s investments and the unrealized appreciation (depreciation) as of March 31, 2015. See table below.

Federal	Unrealized	Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$4,455,732	$1,915,429	$(170,405)	$1,745,024

Various inputs are used in determining the fair value of the Socially Responsive Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Socially Responsive Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2015, in valuing the Socially Responsive Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities(1)
Common Stocks	$6,200,756	$—	$—	$6,200,756

It is the Socially Responsive Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Socially Responsive Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending March 31, 2015, there have been no changes in the valuation methodologies and the Socially Responsive Portfolio did not use any significant unobservable inputs (Level 3) in determining the fair value of investments.

(1)  Refer to Schedule of Investments for industry classifications.

Notes to Schedules of Investments (unaudited)

Fair Value Measurements

Observable inputs are those based on market data obtained from independent sources, and unobservable inputs reflect the Fund’s own assumption based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith pursuant to procedures established by and under supervision of the Board of Directors.

The following is a description of the valuation techniques applied to the major categories of assets measured at fair value:

Equity Securities (Preferred and Common Stock) - Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price.  Securities that are principally traded on the New York Stock Exchange (“NYSE”) are stated at value as of the close of regular trading, normally 4:00 p.m., Eastern Standard Time. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mortgage-Backed and Asset-Backed Securities - The fair value is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, these values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Corporate Obligations - Corporate obligations for which representative market quotes are readily available are valued at the latest evaluated bid price or the mean of the latest bid and ask price. Certain corporate obligations may be priced using a matrix price as provided by a pricing vendor. While all corporate obligations are categorized in Level 2 of the fair value hierarchy, in instances where reliable observable market inputs cannot be obtained, they are categorized in Level 3.

Mutual Funds - Investments in mutual funds, including exchange-traded funds and money market mutual funds, are valued at the mutual fund’s closing net asset value per share on the day of the valuation and are classified under Level 1 of the fair value hierarchy.

U.S. Government and Agency Obligations - U.S. Government obligations are valued at the latest evaluated bid price. Certain obligations may be valued using dealer quotations. U.S. Government and Agency obligations are categorized in Level 2 of the fair value hierarchy.

Municipal Bonds — The fair value of municipal bonds is estimated using recently executed transactions for identical or similar bonds. Municipal bonds are generally categorized in Level 2 of the fair value hierarchy.

Short-Term Fixed Income Securities - Short-term fixed income securities, with a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. These securities are listed under Level 2 of the fair value hierarchy.

The Fund’s Board of Directors has the primary responsibility for fair value measurements and has delegated the responsibility of the daily valuation process to BNY Mellon Asset Servicing (the “Bank”) as fund accountant, and the investment advisor, OAM. The fund accountant, pursuant to the valuation policies and procedures adopted by the Board of Directors, is responsible for obtaining prices, testing valuation, and evaluating the integrity of the routine pricing process. The fund accountant is aided in its efforts by OAM, which is responsible for establishing the criteria for determining fair value of investments when prices are not readily available and communicating such information to the fund accountant. When determining the reliability of independent pricing services for investments owned by the Fund, the fund accountant, in conjunction with OAM, conducts due diligence reviews of the pricing process, including methodology, and monitors the quality of security prices received through various testing reports.

The categorization of the fair value measurements of investments priced by independent pricing services was based upon judgment of the inputs and methodologies used by the independent pricing services to value different asset classes. The Fund categorizes such fair value measurements based upon asset classes and the underlying observable or unobservable inputs used to value such investments.

Item 2.         Controls and Procedures.

(a)              The President and Treasurer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)              There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.         Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	OneAmerica Funds, Inc.

By (Signature and Title)*	/s/ John C. Mason
John C. Mason, President
Date	5/12/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Mason
John C. Mason, President
Date	5/12/15

By (Signature and Title)*	/s/ Andrew J. Michie
Andrew J. Michie, Treasurer
Date	5/12/15

* Print the name and title of each signing officer under his or her signature.